Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Apr. 30, 2023	$ 231	$ (231)	$ (95,596)	$ (95,596)
Balance, shares at Apr. 30, 2023	1,000
Net income for the period			815,916	815,916
Balance, shares at Apr. 30, 2024	1,000
Ending balance, value at Apr. 30, 2024	$ 231	(231)	720,320	720,320
Net income for the period			3,834,666	3,834,666
Balance, shares at Apr. 30, 2025	1,000
Ending balance, value at Apr. 30, 2025	$ 231	(231)	4,554,986	4,554,986
Net income for the period			8,647,874	8,647,874
Balance, shares at Jan. 31, 2026	1,000
Ending balance, value at Jan. 31, 2026	$ 231	(231)	13,202,860	13,202,860
Beginning balance, value at Nov. 30, 2025	$ 231	(231)	7,893,521	7,893,521
Balance, shares at Nov. 30, 2025	1,000
Net income for the period			5,309,339	5,309,339
Balance, shares at Jan. 31, 2026	1,000
Ending balance, value at Jan. 31, 2026	$ 231	$ (231)	$ 13,202,860	$ 13,202,860